Summary of Significant Accounting Policies - Change in Fair Value (Details) - Warrant $ in Thousands	7 Months Ended
Jan. 01, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 37,149
Conversion of Private warrants to Public warrants	(11,091)
Redeemed/exercised warrants	(31,976)
Change in fair value of warrants	5,918
Ending balance	$ 0